Leases - Future minimum lease payments under non-cancellable (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 188,943		$ 1,462,045	$ 2,325,562
2021	1,286,301		801,800	1,360,130
2022	629,369		130,332	752,532
2023	599,327		134,054	124,068
2024	137,888		137,888	127,790
Thereafter			11,518	142,618
Total	$ 2,853,345	$ 1,578,821	$ 2,677,637	$ 4,832,700